	RMB SMID Cap Fund
	Portfolio Holdings As of March 31, 2021 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 97.3%
	(percentage of net assets)
	AEROSPACE & DEFENSE 2.8%
	HEICO Corp.	18,576	$2,336,861
*	Teledyne Technologies, Inc.	11,505	4,759,043
			7,095,904
	AUTO COMPONENTS 2.5%
*	Fox Factory Holding Corp.	19,295	2,451,623
*	Visteon Corp.	32,208	3,927,765
			6,379,388
	BANKS 9.6%
	First Republic Bank	24,737	4,124,895
	Pinnacle Financial Partners, Inc.	79,068	7,010,169
	ServisFirst Bancshares, Inc.	95,648	5,866,092
*	SVB Financial Group	6,571	3,243,840
	Webster Financial Corp.	72,440	3,992,168
			24,237,164
	BIOTECHNOLOGY 2.2%
*	Bluebird Bio, Inc.	8,177	246,536
*	CRISPR Therapeutics AG	4,854	591,460
*	Editas Medicine, Inc.	13,097	550,074
*	Exact Sciences Corp.	19,711	2,597,516
*	Intellia Therapeutics, Inc.	10,306	827,108
*	Ultragenyx Pharmaceutical, Inc.	5,971	679,858
			5,492,552
	BUILDING PRODUCTS 0.9%
*	Trex Co., Inc.	23,836	2,181,947

	CAPITAL MARKETS 1.8%
	MarketAxess Holdings, Inc.	3,867	1,925,457
	Stifel Financial Corp.	40,164	2,572,906
			4,498,363
	CHEMICALS 1.6%
	RPM International, Inc.	43,780	4,021,193

	COMMERCIAL SERVICES & SUPPLIES 3.7%
	Brink's Co. (The)	47,888	3,794,166
*	Copart, Inc.	51,182	5,558,877
			9,353,043

	CONSTRUCTION MATERIALS 4.4%
	Eagle Materials, Inc.	43,188	5,804,899
	Martin Marietta Materials, Inc.	15,616	5,244,165
			11,049,064
	CONTAINERS & PACKAGING 2.0%
	Avery Dennison Corp.	27,261	5,006,483

	DISTRIBUTORS 1.0%
	Pool Corp.	7,102	2,451,894

	DIVERSIFIED CONSUMER SERVICES 1.8%
*	Bright Horizons Family Solutions, Inc.	13,083	2,243,080
*	Terminix Global Holdings, Inc.	45,418	2,165,076
			4,408,156
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.2%
	FLIR Systems, Inc.	64,026	3,615,548
*	Trimble, Inc.	58,704	4,566,584
			8,182,132
	ENTERTAINMENT 0.9%
*	Roku, Inc. - Class A	6,814	2,219,797

	EQUITY REAL ESTATE INVESTMENT 8.5%
	Alexandria Real Estate Equities, Inc.	24,724	4,062,153
	CyrusOne, Inc.	28,301	1,916,544
	EastGroup Properties, Inc.	37,678	5,398,504
	Equity Commonwealth	61,058	1,697,412
	PotlatchDeltic Corp.	47,407	2,508,778
	STORE Capital Corp.	174,679	5,851,747
			21,435,138
	HEALTH CARE EQUIPMENT & SUPPLIES 3.8%
*	BioLife Solutions, Inc.	31,201	1,123,236
*	IDEXX Laboratories, Inc.	3,916	1,916,138
*	Insulet Corp.	3,649	952,097
	West Pharmaceutical Services, Inc.	19,402	5,467,096
			9,458,567
	HOTELS, RESTAURANTS & LEISURE 2.4%
*	Vail Resorts, Inc.	20,955	6,111,735

	HOUSEHOLD DURABLES 1.1%
*	NVR, Inc.	603	2,840,691

	INDUSTRIAL CONGLOMERATES 1.1%
	Carlisle Cos., Inc.	16,615	2,734,497

	INFORMATION TECHNOLOGY SERVICES 1.0%
	Jack Henry & Associates, Inc.	15,864	2,406,886

	INSURANCE 4.3%
	American Financial Group, Inc.	53,008	6,048,213
*	Markel Corp.	4,170	4,752,215
			10,800,428
	LIFE SCIENCES TOOLS & SERVICES 4.8%
	Bio-Techne Corp.	15,387	5,876,757
*	Repligen Corp.	31,877	6,197,208
			12,073,965
	MACHINERY 5.0%
	Graco, Inc.	57,620	4,126,744
	IDEX Corp.	20,758	4,345,065
	ITT, Inc.	44,633	4,057,586
			12,529,395
	METALS & MINING 3.6%
	Royal Gold, Inc.	25,720	2,767,987
	Steel Dynamics, Inc.	125,170	6,353,629
			9,121,616
	MULTI-UTILITIES 1.9%
	Algonquin Power & Utilities Corp.	309,373	4,900,468

	OIL, GAS & CONSUMABLE FUELS 2.0%
	Devon Energy Corp.	130,656	2,854,834
	Diamondback Energy, Inc.	30,808	2,264,080
			5,118,914
	PHARMACEUTICALS 2.5%
*	Catalent, Inc.	59,768	6,294,168

	ROAD & RAIL 1.6%
	Old Dominion Freight Line, Inc.	17,122	4,116,300

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.2%
	MKS Instruments, Inc.	30,790	5,709,082
	Monolithic Power Systems, Inc.	13,496	4,766,922
			10,476,004
	SOFTWARE 8.1%
*	Digimarc Corp.	42,154	1,250,288
*	Fair Isaac Corp.	12,235	5,946,822
*	Guidewire Software, Inc.	14,174	1,440,503
*	Proofpoint, Inc.	16,519	2,077,925
*	PTC, Inc.	43,317	5,962,585
*	Tyler Technologies, Inc.	8,806	3,738,411
			20,416,534
	TEXTILES, APPAREL & LUXURY GOODS 1.4%
	Columbia Sportswear Co.	34,566	3,651,207

	TRADING COMPANIES & DISTRIBUTORS 1.6%
	Watsco, Inc.	15,879	4,140,449
	Total Common Stocks (Cost: $130,022,044)		245,204,042

	Short-Term Investments 2.7%
	(percentage of net assets)
	MONEY MARKET FUNDS 2.7%
	First American Government Obligations Fund - Class X - 0.04% [a]	6,723,105	6,723,105
	Total Short-Term Investments (Cost: $6,723,105)		6,723,105

	Total Investments 100.0% (Cost: $136,745,149)		$251,927,147
	Cash and other assets, less liabilities 0.0%		103,532
	Net Assets 100.0%		$252,030,679

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2021	Level 1	Level 2	Level 3	Total
RMB SMID Cap Fund
Assets
Common Stocks[1]	$245,204,042	$-	$-	$245,204,042
Short-Term Investments	6,723,105	-	-	6,723,105
Total Investments in Securities	$251,927,147	$-	$-	$251,927,147

[1]	Refer to the Fund’s Portfolio Holdings for a breakdown of holdings by industry.